Basis of presentation of the unaudited interim condensed consolidated financial information	6 Months Ended
Jun. 30, 2026
Basis of Presentation of the Unaudited Interim Condensed Consolidated Financial Information [Abstract]
Basis of presentation of the unaudited interim condensed consolidated financial information

Note 2. Basis of presentation of the unaudited interim condensed consolidated financial information

The unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026, have been prepared in accordance with IAS 34 - Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in an annual consolidated financial statement. Accordingly, this report is to be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2025 Additionally, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The accompanying unaudited interim condensed consolidated financial statements are presented in Brazilian Reais (“R$”) in conformity with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The financial statements comply with IFRS as issued by the International Accounting Standards Board.

Approval of Reverse Share Split

On October 3, 2025, the Board of Directors of the Company approved a 10-to-1 reverse share split of its ordinary shares, effective as of market open on October 6, 2025. Under the terms of the reverse split, every ten shares of Nuvini ordinary shares issued and outstanding were automatically combined into one share. The reverse split reduced the number of outstanding shares from 100,326,678 to approximately 10,032,710 shares. All shares and per-share data included in this filing are presented on a post-split basis.

On March 20, 2025, the shareholders of Nuvini approved by special resolution, that the Company shall effectuate a reverse share split of: (i) the authorized and issued and outstanding shares; and (ii) the authorized and unissued shares, in the capital of the Company, par value US$0.00001 per share, in a ratio of any whole number in the range of 2-to-1 up to 250-to-1 with such ratio to be determined in the discretion of the Board of Directors of the Company (the “Subdivision”), effective upon the Board of Directors determining the ratio and resolving to approve the Subdivision.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of loss and comprehensive loss, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

Going concern

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

For the six-months ended June 30, 2026, and 2025, the Company incurred a net loss of R$14.0 million and R$57.5 million, respectively, and on June 30, 2026, and December 31, 2025, the Company had a working capital deficit of R$363.6 million and R$350.9 million, respectively and shareholders’ deficit of R$176.3 million and R$157.2 million, respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties , private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais and financial instruments are not typically used for hedging purposes.

As of June 30, 2026 the Company had current debt obligations outstanding of R$3.2 million and R$11.0 million on December 31, 2025, which included the loan and financing amounts, as well as the entire balance of amounts owed under the debentures issued in 2021 and due in 2026.

On June 30, 2026, the Company had cash and cash equivalents, including short-term investments, of R$9.8 million and R$13.5 million on December 31, 2025.

The Company’s future profitability and liquidity is particularly dependent upon the organic growth and operating performance of the Nuvini Acquired Companies and the expansion of its businesses through additional acquisitions of SaaS companies or SaaS-related assets. The Company cannot be certain when or if its operations will generate sufficient cash to fully fund its ongoing operations or the growth of its business. The Company’s business will likely require significant additional amounts of capital and expand operations to generate sufficient cash flow to meet its obligations on a timely basis.

While the Company continues to seek other alternative capital and financing sources and implement steps to preserve liquidity and manage cash flows, there can be no assurance that these or additional capital and financing resources, or further extensions or modifications of payment terms of seller acquisition financing will be available to the Company on commercially acceptable terms, or at all. If the Company raises funds to pay any of its obligations by issuing additional equity securities, dilution to stockholders may result. The terms of debt securities or borrowings could impose significant additional restrictions on operations.

The Company has determined that these factors raise substantial doubt about its ability to continue as a going concern.